Related Party Balances And Transactions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 2,412	$ 2,121	$ 2,059
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	265	1,130	275
RAD-BYNET [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	1,197	1,476	1,476
RAD-BYNET [Member] | Inventories [Member]
Related Party Transaction [Line Items]
Expenses	4,770	4,310	1,305
RAD-BYNET [Member] | Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 265	$ 1,130	$ 275